SHARE OPTIONS - Summary of Number of Share Options Outstanding (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2016 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 $ / shares kr / shares shares
Number of Options
Options outstanding at beginning of period (in shares)		700,000
Granted (in shares)	700,000	0
Exercised (in shares)		60,000
Exercisable (in shares)		173,333	0	0
Forfeited (in shares)		0
Options outstanding at end of period (in shares)		466,667	700,000	700,000
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share) | $ / shares		$ 4.20
Granted (in dollars per share) | $ / shares	$ 4.20
Exercised (in dollars per share) | (per share)		4.20		kr 144.45
Exercisable (in dollars per share) | $ / shares		4.20	$ 0.00	kr 0.00
Forfeited (in dollars per share) | $ / shares		0.00
Options outstanding at end of period (in dollars per share) | $ / shares		4.20	4.20
Weighted Average Grant date Fair Value
Outstanding at beginning of period (in dollars per share) | $ / shares		2.47
Granted (in dollars per share) | $ / shares	$ 2.47
Exercised (in dollars per share) | $ / shares		2.47
Exercisable (in dollars per share) | $ / shares		2.47
Forfeited (in dollars per share) | $ / shares		0.00
Outstanding at end of period (in dollars per share) | $ / shares		$ 2.47	$ 2.47
Management [Member]
Number of Options
Options outstanding at beginning of period (in shares)		700,000
Granted (in shares)	700,000	0
Exercised (in shares)		60,000
Exercisable (in shares)		173,333
Forfeited (in shares)		0
Options outstanding at end of period (in shares)		466,667	700,000	700,000